Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Trade And Other Receivables [Abstract]
Trade receivables, net	$ 10,607	$ 4,003
Other receivables	191	129
Deposits	138	121
Prepayments	1,047	1,244
Trade and other current receivables	11,983	5,497
Trade receivables, gross	11,273	4,145
Credit loss allowance	(666)	(142)
Trade and other receivables	$ 10,607	$ 4,003